Financial Instruments - Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax (Detail) $ in Millions	9 Months Ended
Sep. 30, 2021 CAD ($)
WCS Forward Prices
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Price Range	5.00
Increase in volatility	$ (74)
Decrease in volatility	74
WTI Option Implied Volatility
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Increase in volatility	(1)
Decrease in volatility	$ 1
Sensitivity Range	5.00%
Canadian to U.S. Dollar Foreign Exchange Rate Option Implied Volatility
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Increase in volatility	$ 0
Decrease in volatility	$ 0
Sensitivity Range	5.00%